Changes in allowances for credit loss of loans at amortized cost and other assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans at amortized cost net category
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	₩ 2,725,068	₩ 2,871,986
Transfer (from) to 12 month expected credit losses	0	0
Transfer (from) to lifetime expected credit losses	0	0
Transfer (from) to credit- impaired financial assets	0	0
Provided (reversed)	910,898	704,515
Charge off	(858,722)	(851,397)
Discount	(25,211)	(20,778)
Disposal	(53,309)	(60,577)
Collection	325,906	311,280
Others	(383,597)	(229,961)
Business combination (Note 50)	43,802
Ending balance	2,684,835	2,725,068
Loans at amortized cost net category | Retail | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	115,295	88,167
Transfer (from) to 12 month expected credit losses	18,079	45,985
Transfer (from) to lifetime expected credit losses	(9,411)	(5,862)
Transfer (from) to credit- impaired financial assets	(942)	(750)
Provided (reversed)	(7,751)	(10,735)
Charge off	0	0
Discount	0	0
Disposal	0	(302)
Collection	0	0
Others	2,484	(1,208)
Business combination (Note 50)	15,658
Ending balance	133,412	115,295
Loans at amortized cost net category | Retail | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	88,360	125,362
Transfer (from) to 12 month expected credit losses	(17,592)	(45,516)
Transfer (from) to lifetime expected credit losses	17,342	11,415
Transfer (from) to credit- impaired financial assets	(3,739)	(3,551)
Provided (reversed)	19,130	369
Charge off	0	0
Discount	0	0
Disposal	(241)	(17)
Collection	0	0
Others	(15,353)	298
Business combination (Note 50)	3,118
Ending balance	91,025	88,360
Loans at amortized cost net category | Retail | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	156,459	160,536
Transfer (from) to 12 month expected credit losses	(487)	(469)
Transfer (from) to lifetime expected credit losses	(7,931)	(5,553)
Transfer (from) to credit- impaired financial assets	4,681	4,301
Provided (reversed)	214,260	169,495
Charge off	(257,742)	(227,787)
Discount	(274)	(218)
Disposal	(21,561)	(4,242)
Collection	70,319	57,065
Others	4,522	3,331
Business combination (Note 50)	6,792
Ending balance	169,038	156,459
Loans at amortized cost net category | Corporations | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	434,793	472,685
Transfer (from) to 12 month expected credit losses	50,720	49,898
Transfer (from) to lifetime expected credit losses	(35,790)	(43,180)
Transfer (from) to credit- impaired financial assets	(565)	(798)
Provided (reversed)	(43,230)	(49,962)
Charge off	0	0
Discount	0	0
Disposal	(6)	(334)
Collection	0	0
Others	13,810	6,484
Business combination (Note 50)	20
Ending balance	419,752	434,793
Loans at amortized cost net category | Corporations | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	581,915	624,730
Transfer (from) to 12 month expected credit losses	(48,295)	(49,552)
Transfer (from) to lifetime expected credit losses	118,605	79,567
Transfer (from) to credit- impaired financial assets	(13,332)	(34,627)
Provided (reversed)	(31,265)	(43,876)
Charge off	0	0
Discount	0	0
Disposal	(245)	(357)
Collection	0	0
Others	(76,711)	6,030
Business combination (Note 50)	614
Ending balance	531,286	581,915
Loans at amortized cost net category | Corporations | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	519,683	609,925
Transfer (from) to 12 month expected credit losses	(2,425)	(346)
Transfer (from) to lifetime expected credit losses	(82,815)	(36,387)
Transfer (from) to credit- impaired financial assets	13,897	35,425
Provided (reversed)	277,436	203,667
Charge off	(259,400)	(312,841)
Discount	(19,396)	(17,653)
Disposal	(30,436)	(52,871)
Collection	62,973	78,249
Others	(27,910)	12,515
Business combination (Note 50)	17,600
Ending balance	469,207	519,683
Loans at amortized cost net category | Credit card | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	170,242	160,478
Transfer (from) to 12 month expected credit losses	55,815	57,848
Transfer (from) to lifetime expected credit losses	(20,607)	(19,671)
Transfer (from) to credit- impaired financial assets	(1,250)	(1,288)
Provided (reversed)	57,062	122,112
Charge off	0	0
Discount	0	0
Disposal	0	0
Collection	0	0
Others	(87,378)	(149,237)
Business combination (Note 50)	0
Ending balance	173,884	170,242
Loans at amortized cost net category | Credit card | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	351,765	335,170
Transfer (from) to 12 month expected credit losses	(55,712)	(57,814)
Transfer (from) to lifetime expected credit losses	20,756	19,687
Transfer (from) to credit- impaired financial assets	(3,916)	(3,793)
Provided (reversed)	280,047	132,670
Charge off	0	0
Discount	0	0
Disposal	0	0
Collection	0	0
Others	(227,692)	(74,155)
Business combination (Note 50)	0
Ending balance	365,248	351,765
Loans at amortized cost net category | Credit card | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	280,098	278,759
Transfer (from) to 12 month expected credit losses	(103)	(34)
Transfer (from) to lifetime expected credit losses	(149)	(16)
Transfer (from) to credit- impaired financial assets	5,166	5,081
Provided (reversed)	147,332	166,338
Charge off	(332,862)	(308,202)
Discount	(5,541)	(2,907)
Disposal	0	0
Collection	190,738	175,120
Others	30,171	(34,041)
Business combination (Note 50)	0
Ending balance	314,850	280,098
Loans at amortized cost net category | Others | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	10,670	9,283
Transfer (from) to 12 month expected credit losses	757	433
Transfer (from) to lifetime expected credit losses	(159)	(221)
Transfer (from) to credit- impaired financial assets	0	(4)
Provided (reversed)	(4,067)	1,165
Charge off	0	0
Discount	0	0
Disposal	0	0
Collection	0	0
Others	300	14
Business combination (Note 50)	0
Ending balance	7,501	10,670
Loans at amortized cost net category | Others | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	5,882	2,997
Transfer (from) to 12 month expected credit losses	(757)	(433)
Transfer (from) to lifetime expected credit losses	289	221
Transfer (from) to credit- impaired financial assets	0	(140)
Provided (reversed)	1,907	3,229
Charge off	0	0
Discount	0	0
Disposal	0	0
Collection	0	0
Others	160	8
Business combination (Note 50)	0
Ending balance	7,481	5,882
Loans at amortized cost net category | Others | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	9,906	3,894
Transfer (from) to 12 month expected credit losses	0	0
Transfer (from) to lifetime expected credit losses	(130)	0
Transfer (from) to credit- impaired financial assets	0	144
Provided (reversed)	37	10,043
Charge off	(8,718)	(2,567)
Discount	0	0
Disposal	(820)	(2,454)
Collection	1,876	846
Others	0	0
Business combination (Note 50)	0
Ending balance	2,151	9,906
Others
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	71,621	66,880
Transfer (from) to 12 month expected credit losses	0	0
Transfer (from) to lifetime expected credit losses	0	0
Transfer (from) to credit- impaired financial assets	0	0
Provided (reversed)	33,945	24,070
Charge off	(29,456)	(20,984)
Discount	0	0
Disposal	0	(2,743)
Collection	1,873	1,815
Others	(9,294)	2,583
Business combination (Note 50)	10,160
Ending balance	78,849	71,621
Others | 12-month expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	39,927	39,048
Transfer (from) to 12 month expected credit losses	458	581
Transfer (from) to lifetime expected credit losses	(231)	(212)
Transfer (from) to credit- impaired financial assets	(172)	(94)
Provided (reversed)	2,822	(1,998)
Charge off	0	0
Discount	0	0
Disposal	0	0
Collection	0
Others	(9,738)	2,602
Business combination (Note 50)	921
Ending balance	33,987	39,927
Others | Lifetime expected credit losses
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	6,930	7,666
Transfer (from) to 12 month expected credit losses	(453)	(578)
Transfer (from) to lifetime expected credit losses	244	222
Transfer (from) to credit- impaired financial assets	(2,310)	(2,209)
Provided (reversed)	2,667	1,775
Charge off	0	0
Discount	0	0
Disposal	0	(7)
Collection	0	0
Others	9	61
Business combination (Note 50)	185
Ending balance	7,272	6,930
Others | Financial instruments credit-impaired
Changes in the allowance for credit losses of Loans at amortized cost and other financial assets [Line Items]
Beginning balance	24,764	20,166
Transfer (from) to 12 month expected credit losses	(5)	(3)
Transfer (from) to lifetime expected credit losses	(13)	(10)
Transfer (from) to credit- impaired financial assets	2,482	2,303
Provided (reversed)	28,456	24,293
Charge off	(29,456)	(20,984)
Discount	0	0
Disposal	0	(2,736)
Collection	1,873	1,815
Others	435	(80)
Business combination (Note 50)	9,054
Ending balance	₩ 37,590	₩ 24,764